Risk Management_Value at risk analysis for trading activities (Details) - KRW (₩)		Dec. 31, 2019	Dec. 31, 2018
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR	[1]	₩ 7,577,000,000	₩ 5,987,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	[1]	6,516,000,000	6,183,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	[1]	8,932,000,000	8,614,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	[1]	4,378,000,000	4,492,000,000
Interest rate risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		5,052,000,000	3,107,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		3,406,000,000	3,702,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		5,725,000,000	5,528,000,000
Interest rate risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,176,000,000	1,730,000,000
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		3,730,000,000	2,353,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		3,203,000,000	2,669,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		5,935,000,000	5,081,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,146,000,000	1,138,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		5,028,000,000	4,972,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		5,033,000,000	4,678,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		6,469,000,000	6,136,000,000
Foreign currencies translation risk | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		4,395,000,000	3,439,000,000
Commodity price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		0	0
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		1,000,000	3,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		32,000,000	24,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		0	0
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		(6,233,000,000)	(4,445,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		(5,127,000,000)	(4,869,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		(9,229,000,000)	(8,155,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		₩ (2,339,000,000)	₩ (1,815,000,000)

[1]	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.